UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

SEPTEMBER 30, 2008

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  NOVEMBER 12, 2008


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total:	$242,432

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF SEPTEMBER 30, 2008





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         7,699,322
             81,960
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,442,423
           123,106
X


Walter Harrison
X


AMAZON.COM INC CMN
Common
023135106
         3,259,648
             44,800
X


Walter Harrison
X


AMER INTL GROUP INC CMN
Common
026874107
            266,400
             80,000
X


Walter Harrison
X


AMERICA MOVIL SAB DE CV SPONSORED ADR CMN
SERIES L
Common
02364W105
         3,036,580
             65,500
X


Walter Harrison
X


AMERICAN EXPRESS CO.
Common
025816109
         1,658,124
             46,800
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL) CMN
Common
030145205
            354,602
           644,731
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105

         3,043,425

           115,500
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108
         1,944,930
           362,860
X


Walter Harrison
X


ASBURY AUTOMOTIVE GROUP, INC. CMN
Common
043436104
         2,875,392
           249,600
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         4,927,823
           151,253
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105
            239,525
             71,500
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              55,560
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,279,797
             66,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,803,384
             96,800
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         3,699,504
             82,800
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         2,566,520
           104,500
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         3,290,905
           164,875
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         2,427,039
             47,589
X


Walter Harrison
X


CENTRAL EUROPEAN MEDIA ENTERPRISE
Common
G20045202
         4,506,060
             68,900
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASS A
Common
169656105
            388,430
                7,000
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      15,718,500
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         9,991,824
           442,900
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
         3,090,464
           197,600
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104
         2,676,784
           107,200
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         9,533,219
           283,221
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,770,354
           162,962
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         2,551,068
           213,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         7,065,175
             81,650
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
              91,847
             60,031
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         4,609,701
           150,300
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1
UNT=1SHR+2WRN
Common
37185Y203
         1,459,802
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              90,396
             16,317
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            730,080
             16,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         2,184,413
           970,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         2,557,932
             98,800
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         1,224,006
             30,200
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
         2,317,812
           269,200
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,001,789
           157,514
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         4,887,446
           149,235
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
         1,691,070
           256,417
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIES C
Common
530555309
         4,485,243
           159,674
X


Walter Harrison
X


LIBERTY MEDIA CORPORATION
Common
53071M500
         5,241,203
           209,900
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A
INTERACTIVE
Common
53071M104
         1,874,300
           145,182
X


Walter Harrison
X


LULULEMON ATHLETICA INC. CMN
Common
550021109
         1,404,830
             61,000
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            438,496
           113,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         3,210,300
             90,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         3,382,890
           186,900
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,222,130
           102,700
X


Walter Harrison
X


MERCADOLIBRE INC. CMN
Common
58733R102
            630,850
             31,000
X


Walter Harrison
X


MERRILL LYNCH & CO., INC. CMN
Common
590188108
         4,001,296
           158,154
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         7,207,900
             73,550
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         4,558,652
           170,800
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         1,959,804
             19,800
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,525,556
             90,861
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
            864,576
             22,800
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         4,324,838
           537,247
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104
            521,088
           416,870
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         5,695,329
           118,406
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,978,641
             55,100
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         2,305,548
             44,100
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         4,418,711
           316,300
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         3,927,458
             91,400
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,153,327
             42,700
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,127,438
           223,698
X


Walter Harrison
X


RALCORP HLDGS INC (NEW) CMN
Common
751028101
            582,085
                8,635
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,022,154
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,426,379
           203,699
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,597
                     51
X


Walter Harrison
X


SCHERING-PLOUGH CORP CMN
Common
806605101
         1,950,432
           105,600
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            719,040
             67,200
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         1,392,069
             45,300
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
         4,264,075
             89,300
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
            208,290
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         8,640,527
           188,699
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         3,796,656
           289,600
X


Walter Harrison
X


TRANSOCEAN INC. CMN
Common
G90073100
         2,855,840
             26,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         7,293,366
           202,481
X


Walter Harrison
X


UNITEDHEALTH GROUP INCORPORATE*D CMN
Common
91324P102
         1,916,945
             75,500
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
            908,295
             28,500
X


Walter Harrison
X


VISA INC.
Common
92826C839
            982,240
             16,000
X


Walter Harrison
X


VMWARE INC. CMN CLASS A
Common
928563402
            744,242
             27,937
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         4,135,732
           128,200
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059
LITIGATION TRACKING
Common
25429Q110
              17,131
           190,339
X


Walter Harrison
X


WTS/GENEVA ACQUISITION CORP 5.0000
EXP02/12/2011
Common
37185Y112
                    185
                2,634
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,102,140
             13,500
X


Walter Harrison
X














Total Market Value


242,431,899







